Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Vycor Medical, Inc., a Delaware corporation (the "Company"), filed a Registration Statement on September 7, 2011, on Form S-1, and subsequent amendments (the "Original Registration Statement") (SEC File Number 333-176713), which was declared effective November 10, 2011, for the purpose of registering 93,602,221 shares of common stock par value $0.0001 offered for sale by selling shareholders (the "Offering") under the Securities Act of 1933. The number of shares offered for sale was reduced to 615,597 following the January 15, 2013 effectiveness of a one-for-150 reverse stock split. All share amounts in this prospectus are adjusted to reflect the reverse stock split. On September 6, 2012, the Company filed a Post-Effective Amendment No. 1 to the Original Registration Statement on Form S-1 contained an updated prospectus relating to the offering and sale of shares of common stock declared effective by the Securities and Exchange Commission on November 10, 2011. On September 20, 2012, the Company filed a Post-Effective Amendment No. 2 solely to amend Exhibits 5.1 and 23.1 which were included in Post-Effective Amendment No. 1. This Post-Effective amendment No. 3 to the Original Registration Statement on Form S-1 contains an updated prospectus relating to the offering and sale of shares of common stock declared effective by the Securities and Exchange Commission on November 10, 2011. This Post-Effective Amendment No. 3 on Form S-1 is being filed to 1) extend our offering date until April 30, 2014, and 2) include the audited financial statements for the years ended December 31, 2012 and December 31, 2011 and unaudited financial statements for the interim periods ended June 30, 2013 and June 30, 2012. All filing fees payable in connection with the registration of the shares being registered hereby were previously paid in connection with the filing of the original registration statement.
Document Type	POS AM
Document Period End Date	Jun. 30, 2013
Entity Filer Category	Smaller Reporting Company